UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10045

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Global Energy Solutions Fund

Class A CGAEX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$125,799,355
# of Portfolio Holdings	176
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United States
28.8%
Germany
6.6%
Canada
6.6%
Japan
5.6%
China
5.1%
Spain
5.0%
United Kingdom
4.6%
France
4.6%
Taiwan
3.8%
Denmark
3.1%
Other
26.2%

Value	Value
Other	26.2%
Denmark	3.1%
Taiwan	3.8%
France	4.6%
United Kingdom	4.6%
Spain	5.0%
China	5.1%
Japan	5.6%
Canada	6.6%
Germany	6.6%
United States	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SSE PLC	1.1%
EDP SA	0.9%
Orsted AS	0.9%
Algonquin Power & Utilities Corp.	0.9%
Clearway Energy, Inc., Class C	0.9%
Brookfield Renewable Partners LP	0.9%
Ormat Technologies, Inc.	0.8%
Acciona SA	0.8%
Contact Energy Ltd.	0.8%
Brookfield Renewable Corp.	0.8%
Total	8.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CGAEX-TSR-SAR

Calvert Global Energy Solutions Fund

Class C CGACX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$125,799,355
# of Portfolio Holdings	176
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	26.2%
Denmark	3.1%
Taiwan	3.8%
France	4.6%
United Kingdom	4.6%
Spain	5.0%
China	5.1%
Japan	5.6%
Canada	6.6%
Germany	6.6%
United States	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SSE PLC	1.1%
EDP SA	0.9%
Orsted AS	0.9%
Algonquin Power & Utilities Corp.	0.9%
Clearway Energy, Inc., Class C	0.9%
Brookfield Renewable Partners LP	0.9%
Ormat Technologies, Inc.	0.8%
Acciona SA	0.8%
Contact Energy Ltd.	0.8%
Brookfield Renewable Corp.	0.8%
Total	8.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CGACX-TSR-SAR

Calvert Global Energy Solutions Fund

Class I CAEIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$125,799,355
# of Portfolio Holdings	176
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	26.2%
Denmark	3.1%
Taiwan	3.8%
France	4.6%
United Kingdom	4.6%
Spain	5.0%
China	5.1%
Japan	5.6%
Canada	6.6%
Germany	6.6%
United States	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SSE PLC	1.1%
EDP SA	0.9%
Orsted AS	0.9%
Algonquin Power & Utilities Corp.	0.9%
Clearway Energy, Inc., Class C	0.9%
Brookfield Renewable Partners LP	0.9%
Ormat Technologies, Inc.	0.8%
Acciona SA	0.8%
Contact Energy Ltd.	0.8%
Brookfield Renewable Corp.	0.8%
Total	8.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CAEIX-TSR-SAR

Calvert Global Water Fund

Class A CFWAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$512,048,759
# of Portfolio Holdings	113
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United States
49.2%
United Kingdom
8.8%
Japan
6.3%
China
4.9%
Switzerland
4.9%
Brazil
3.9%
France
3.5%
Italy
2.1%
Australia
2.0%
South Korea
1.9%
Other
12.5%

Value	Value
Other	12.5%
South Korea	1.9%
Australia	2.0%
Italy	2.1%
France	3.5%
Brazil	3.9%
Switzerland	4.9%
China	4.9%
Japan	6.3%
United Kingdom	8.8%
United States	49.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Veolia Environnement SA	1.9%
American Water Works Co., Inc.	1.9%
Ecolab, Inc.	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	1.7%
Essential Utilities, Inc.	1.6%
United Utilities Group PLC	1.6%
Veralto Corp.	1.6%
Waters Corp.	1.6%
Severn Trent PLC	1.6%
Xylem, Inc.	1.5%
Total	16.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CFWAX-TSR-SAR

Calvert Global Water Fund

Class C CFWCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$512,048,759
# of Portfolio Holdings	113
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.5%
South Korea	1.9%
Australia	2.0%
Italy	2.1%
France	3.5%
Brazil	3.9%
Switzerland	4.9%
China	4.9%
Japan	6.3%
United Kingdom	8.8%
United States	49.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Veolia Environnement SA	1.9%
American Water Works Co., Inc.	1.9%
Ecolab, Inc.	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	1.7%
Essential Utilities, Inc.	1.6%
United Utilities Group PLC	1.6%
Veralto Corp.	1.6%
Waters Corp.	1.6%
Severn Trent PLC	1.6%
Xylem, Inc.	1.5%
Total	16.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CFWCX-TSR-SAR

Calvert Global Water Fund

Class I CFWIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$512,048,759
# of Portfolio Holdings	113
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.5%
South Korea	1.9%
Australia	2.0%
Italy	2.1%
France	3.5%
Brazil	3.9%
Switzerland	4.9%
China	4.9%
Japan	6.3%
United Kingdom	8.8%
United States	49.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Veolia Environnement SA	1.9%
American Water Works Co., Inc.	1.9%
Ecolab, Inc.	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	1.7%
Essential Utilities, Inc.	1.6%
United Utilities Group PLC	1.6%
Veralto Corp.	1.6%
Waters Corp.	1.6%
Severn Trent PLC	1.6%
Xylem, Inc.	1.5%
Total	16.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CFWIX-TSR-SAR

Calvert Green Bond Fund

Class A CGAFX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$797,736,992
# of Portfolio Holdings	181
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
48.0%
U.S. Government Agency Mortgage-Backed Securities
12.3%
Short-Term Investments
10.3%
Asset-Backed Securities
10.1%
Sovereign Government Bonds
8.8%
Commercial Mortgage-Backed Securities
7.3%
Taxable Municipal Obligations
1.3%
Preferred Stocks
1.0%
Other†
0.9%

Value	Value
OtherFootnote Reference†	0.9%
Preferred Stocks	1.0%
Taxable Municipal Obligations	1.3%
Commercial Mortgage-Backed Securities	7.3%
Sovereign Government Bonds	8.8%
Asset-Backed Securities	10.1%
Short-Term Investments	10.3%
U.S. Government Agency Mortgage-Backed Securities	12.3%
Corporate Bonds	48.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	8.5%
Not Rated	0.1%
B	1.0%
BB	2.1%
BBB	20.0%
A	22.2%
AA	6.5%
AAA	39.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CGAFX-TSR-SAR

Calvert Green Bond Fund

Class I CGBIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$797,736,992
# of Portfolio Holdings	181
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Preferred Stocks	1.0%
Taxable Municipal Obligations	1.3%
Commercial Mortgage-Backed Securities	7.3%
Sovereign Government Bonds	8.8%
Asset-Backed Securities	10.1%
Short-Term Investments	10.3%
U.S. Government Agency Mortgage-Backed Securities	12.3%
Corporate Bonds	48.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	8.5%
Not Rated	0.1%
B	1.0%
BB	2.1%
BBB	20.0%
A	22.2%
AA	6.5%
AAA	39.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CGBIX-TSR-SAR

Calvert Green Bond Fund

Class R6 CBGRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$797,736,992
# of Portfolio Holdings	181
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Preferred Stocks	1.0%
Taxable Municipal Obligations	1.3%
Commercial Mortgage-Backed Securities	7.3%
Sovereign Government Bonds	8.8%
Asset-Backed Securities	10.1%
Short-Term Investments	10.3%
U.S. Government Agency Mortgage-Backed Securities	12.3%
Corporate Bonds	48.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	8.5%
Not Rated	0.1%
B	1.0%
BB	2.1%
BBB	20.0%
A	22.2%
AA	6.5%
AAA	39.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CBGRX-TSR-SAR

Calvert Small-Cap Fund

Class A CCVAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,530,197,530
# of Portfolio Holdings	73
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
25.6%
Financials
25.4%
Consumer Discretionary
11.9%
Information Technology
9.0%
Health Care
8.4%
Real Estate
5.8%
Materials
5.2%
Consumer Staples
4.3%
Utilities
2.0%
Short-Term Investments
1.6%
Communication Services
0.8%

Value	Value
Communication Services	0.8%
Short-Term Investments	1.6%
Utilities	2.0%
Consumer Staples	4.3%
Materials	5.2%
Real Estate	5.8%
Health Care	8.4%
Information Technology	9.0%
Consumer Discretionary	11.9%
Financials	25.4%
Industrials	25.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.3%
CBIZ, Inc.	3.0%
AptarGroup, Inc.	2.7%
Community Financial System, Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Core & Main, Inc., Class A	2.5%
SouthState Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.4%
Stifel Financial Corp.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CCVAX-TSR-SAR

Calvert Small-Cap Fund

Class C CSCCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,530,197,530
# of Portfolio Holdings	73
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Short-Term Investments	1.6%
Utilities	2.0%
Consumer Staples	4.3%
Materials	5.2%
Real Estate	5.8%
Health Care	8.4%
Information Technology	9.0%
Consumer Discretionary	11.9%
Financials	25.4%
Industrials	25.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.3%
CBIZ, Inc.	3.0%
AptarGroup, Inc.	2.7%
Community Financial System, Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Core & Main, Inc., Class A	2.5%
SouthState Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.4%
Stifel Financial Corp.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSCCX-TSR-SAR

Calvert Small-Cap Fund

Class I CSVIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,530,197,530
# of Portfolio Holdings	73
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Short-Term Investments	1.6%
Utilities	2.0%
Consumer Staples	4.3%
Materials	5.2%
Real Estate	5.8%
Health Care	8.4%
Information Technology	9.0%
Consumer Discretionary	11.9%
Financials	25.4%
Industrials	25.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.3%
CBIZ, Inc.	3.0%
AptarGroup, Inc.	2.7%
Community Financial System, Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Core & Main, Inc., Class A	2.5%
SouthState Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.4%
Stifel Financial Corp.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSVIX-TSR-SAR

Calvert Small-Cap Fund

Class R6 CALRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,530,197,530
# of Portfolio Holdings	73
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.8%
Short-Term Investments	1.6%
Utilities	2.0%
Consumer Staples	4.3%
Materials	5.2%
Real Estate	5.8%
Health Care	8.4%
Information Technology	9.0%
Consumer Discretionary	11.9%
Financials	25.4%
Industrials	25.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.3%
CBIZ, Inc.	3.0%
AptarGroup, Inc.	2.7%
Community Financial System, Inc.	2.7%
White Mountains Insurance Group Ltd.	2.6%
Core & Main, Inc., Class A	2.5%
SouthState Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Essential Properties Realty Trust, Inc.	2.4%
Stifel Financial Corp.	2.3%
Total	26.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CALRX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Small-Cap Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Small-Cap Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Small-Cap Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 2.5%
Hexcel Corp.	415,249	$ 22,739,035
Woodward, Inc.	225,983	41,239,638
		$ 63,978,673
Automobile Components — 2.0%
Dorman Products, Inc.(1)	417,706	$ 50,350,281
		$ 50,350,281
Banks — 11.0%
Commerce Bancshares, Inc.	1,344,066	$ 83,641,227
Community Financial System, Inc.	1,182,236	67,221,939
First Financial Bankshares, Inc.	1,431,565	51,421,815
SouthState Corp.	686,720	63,741,351
Stock Yards Bancorp, Inc.	182,904	12,631,350
		$278,657,682
Building Products — 6.8%
AAON, Inc.	510,499	$39,885,287
Advanced Drainage Systems, Inc.	226,285	24,585,865
AZEK Co., Inc.(1)	756,091	36,965,289
AZZ, Inc.	121,380	10,148,582
CSW Industrials, Inc.	112,830	32,892,201
Hayward Holdings, Inc.(1)	1,918,041	26,699,131
		$171,176,355
Capital Markets — 4.3%
Cohen & Steers, Inc.	643,474	$51,638,789
Stifel Financial Corp.	615,377	58,005,436
		$109,644,225
Chemicals — 2.5%
Balchem Corp.	159,763	$26,520,658
Quaker Chemical Corp.	300,801	37,182,012
		$63,702,670
Consumer Staples Distribution & Retail — 2.5%
Casey's General Stores, Inc.	30,951	$13,433,972
Chefs' Warehouse, Inc.(1)	325,318	17,716,818
Performance Food Group Co.(1)	420,419	33,057,546
		$64,208,336
Containers & Packaging — 2.7%
AptarGroup, Inc.	460,069	$68,265,038
		$68,265,038
Distributors — 1.2%
LKQ Corp.	734,060	$31,226,912
		$31,226,912
Security	Shares	Value
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc.(1)	256,659	$ 32,605,959
		$ 32,605,959
Diversified REITs — 2.4%
Essential Properties Realty Trust, Inc.	1,829,873	$ 59,727,055
		$ 59,727,055
Electric Utilities — 2.0%
IDACORP, Inc.	424,411	$ 49,325,046
		$ 49,325,046
Electronic Equipment, Instruments & Components — 2.0%
Badger Meter, Inc.	207,699	$39,514,735
Novanta, Inc.(1)	95,714	12,238,949
		$51,753,684
Financial Services — 2.0%
Euronet Worldwide, Inc.(1)	469,652	$50,182,316
		$50,182,316
Food Products — 1.8%
Freshpet, Inc.(1)	128,609	$10,696,411
J&J Snack Foods Corp.	153,392	20,204,794
Lancaster Colony Corp.	79,973	13,995,275
		$44,896,480
Ground Transportation — 1.4%
Landstar System, Inc.	234,120	$35,164,824
		$35,164,824
Health Care Equipment & Supplies — 1.1%
Integer Holdings Corp.(1)	230,282	$27,175,579
		$27,175,579
Health Care Providers & Services — 6.9%
Addus HomeCare Corp.(1)	269,158	$26,617,035
Chemed Corp.	92,355	56,827,878
Option Care Health, Inc.(1)	1,401,278	48,974,666
U.S. Physical Therapy, Inc.	580,252	41,987,035
		$174,406,614
Health Care Technology — 0.4%
Certara, Inc.(1)	1,026,303	$10,160,400
		$10,160,400
Hotels, Restaurants & Leisure — 5.3%
Aramark	1,458,647	$50,352,494
Choice Hotels International, Inc.	97,295	12,918,830
Texas Roadhouse, Inc.	59,079	9,844,334

1
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	680,676	$ 61,607,985
		$ 134,723,643
Household Durables — 0.5%
Meritage Homes Corp.	185,285	$ 13,133,001
		$ 13,133,001
Industrial REITs — 3.5%
EastGroup Properties, Inc.	270,919	$ 47,722,382
Terreno Realty Corp.	643,207	40,663,546
		$88,385,928
Insurance — 8.1%
AMERISAFE, Inc.	468,006	$24,593,715
First American Financial Corp.	427,789	28,075,792
Hamilton Insurance Group Ltd., Class B(1)	1,363,490	28,265,148
Kemper Corp.	382,156	25,547,128
Selective Insurance Group, Inc.	364,252	33,343,628
White Mountains Insurance Group Ltd.	33,607	64,720,697
		$204,546,108
Machinery — 9.3%
Albany International Corp., Class A	520,344	$35,924,550
Atmus Filtration Technologies, Inc.	941,798	34,592,240
Donaldson Co., Inc.	518,094	34,743,384
ESCO Technologies, Inc.	299,117	47,595,497
Franklin Electric Co., Inc.	376,317	35,328,640
Middleby Corp.(1)	313,759	47,685,093
		$235,869,404
Media — 0.8%
John Wiley & Sons, Inc., Class A	476,750	$21,243,980
		$21,243,980
Professional Services — 3.0%
CBIZ, Inc.(1)	1,013,692	$76,898,675
		$76,898,675
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.(1)	1,257,710	$31,606,252
Diodes, Inc.(1)	580,556	25,062,603
Universal Display Corp.	85,954	11,988,864
		$68,657,719
Software — 4.3%
CCC Intelligent Solutions Holdings, Inc.(1)	3,882,610	$35,059,968
Clearwater Analytics Holdings, Inc., Class A(1)	997,857	26,742,568
nCino, Inc.(1)(2)	374,348	10,283,339
Progress Software Corp.	348,675	17,960,249
Security	Shares	Value
Software (continued)
SPS Commerce, Inc.(1)	139,657	$ 18,536,674
		$ 108,582,798
Specialty Retail — 1.6%
Group 1 Automotive, Inc.	79,483	$ 30,358,532
RH(1)	43,898	10,290,130
		$ 40,648,662
Trading Companies & Distributors — 2.6%
Core & Main, Inc., Class A(1)	1,336,257	$ 64,554,576
		$64,554,576
Total Common Stocks (identified cost $2,056,785,503)		$2,493,852,623

Short-Term Investments — 1.6%
Affiliated Fund — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(3)	39,252,131	$ 39,252,131
Total Affiliated Fund (identified cost $39,252,131)		$ 39,252,131
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(4)	853,022	$ 853,022
Total Securities Lending Collateral (identified cost $853,022)		$ 853,022
Total Short-Term Investments (identified cost $40,105,153)		$ 40,105,153
Total Investments — 100.1% (identified cost $2,096,890,656)		$2,533,957,776
Other Assets, Less Liabilities — (0.1)%		$ (3,760,246)
Net Assets — 100.0%		$2,530,197,530

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $9,851,182.

2
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,057,638,525) - including $9,851,182 of securities on loan	$2,494,705,645
Investments in securities of affiliated issuers, at value (identified cost $39,252,131)	39,252,131
Cash	203
Receivable for capital shares sold	2,235,881
Dividends receivable	2,673,536
Dividends receivable - affiliated	77,747
Securities lending income receivable	1,189
Directors' deferred compensation plan	303,762
Total assets	$2,539,250,094
Liabilities
Payable for investments purchased	$713,334
Payable for capital shares redeemed	4,603,048
Deposits for securities loaned	853,022
Payable to affiliates:
Investment advisory fee	1,491,491
Administrative fee	263,644
Distribution and service fees	83,909
Sub-transfer agency fee	19,202
Directors' deferred compensation plan	303,762
Accrued expenses	721,152
Total liabilities	$9,052,564
Net Assets	$2,530,197,530
Sources of Net Assets
Paid-in capital	$1,964,132,408
Distributable earnings	566,065,122
Net Assets	$2,530,197,530
Class A Shares
Net Assets	$278,468,310
Shares Outstanding	8,647,532
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$32.20
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$33.98
Class C Shares
Net Assets	$27,309,038
Shares Outstanding	1,048,194
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$26.05
Class I Shares
Net Assets	$1,964,171,259
Shares Outstanding	55,585,705
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$35.34
4
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$260,248,923
Shares Outstanding	7,357,300
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$35.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income	$17,796,342
Dividend income - affiliated issuers	687,387
Interest income	501
Securities lending income, net	25,684
Total investment income	$18,509,914
Expenses
Investment advisory fee	$9,454,447
Administrative fee	1,668,432
Distribution and service fees:
Class A	382,066
Class C	151,524
Directors' fees and expenses	75,984
Custodian fees	21,731
Transfer agency fees and expenses	1,300,420
Accounting fees	250,803
Professional fees	31,735
Registration fees	50,255
Reports to shareholders	166,706
Miscellaneous	8,229
Total expenses	$13,562,332
Waiver and/or reimbursement of expenses by affiliates	$(21,574)
Net expenses	$13,540,758
Net investment income	$4,969,156
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$132,953,537
Net realized gain	$132,953,537
Change in unrealized appreciation (depreciation):
Investment securities	$(241,871,428)
Net change in unrealized appreciation (depreciation)	$(241,871,428)
Net realized and unrealized loss	$(108,917,891)
Net decrease in net assets from operations	$(103,948,735)
6
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,969,156	$11,456,985
Net realized gain	132,953,537	56,099,504
Net change in unrealized appreciation (depreciation)	(241,871,428)	570,757,962
Net increase (decrease) in net assets from operations	$(103,948,735)	$638,314,451
Distributions to shareholders:
Class A	$(4,438,256)	$(345,097)
Class C	(492,871)	—
Class I	(34,285,575)	(7,571,119)
Class R6	(2,533,398)	(1,326,593)
Total distributions to shareholders	$(41,750,100)	$(9,242,809)
Capital share transactions:
Class A	$(12,082,451)	$(17,166,181)
Class C	(1,904,194)	(3,443,910)
Class I	(244,846,448)	(413,602,599)
Class R6	97,178,167	(199,973,724)
Net decrease in net assets from capital share transactions	$(161,654,926)	$(634,186,414)
Net decrease in net assets	$(307,353,761)	$(5,114,772)
Net Assets
At beginning of period	$2,837,551,291	$2,842,666,063
At end of period	$2,530,197,530	$2,837,551,291
7
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$34.05	$27.40	$25.35	$33.14	$23.94	$25.35
Income (Loss) From Operations
Net investment income (loss)(1)	$0.02	$0.05	$0.06	$(0.04)	$(0.07)	$(0.01)
Net realized and unrealized gain (loss)	(1.37)	6.64	2.38	(5.34)	9.27	(1.08)
Total income (loss) from operations	$(1.35)	$6.69	$2.44	$(5.38)	$9.20	$(1.09)
Less Distributions
From net investment income	$(0.05)	$(0.04)	$ —	$ —	$ —	$ —
From net realized gain	(0.45)	—	(0.39)	(2.41)	—	(0.32)
Total distributions	$(0.50)	$(0.04)	$(0.39)	$(2.41)	$ —	$(0.32)
Net asset value — End of period	$32.20	$34.05	$27.40	$25.35	$33.14	$23.94
Total Return(2)	(4.12)%(3)	24.42%	9.63%	(17.82)%	38.43%	(4.38)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$278,468	$306,938	$262,360	$241,335	$288,922	$185,777
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.19%(5)	1.19%	1.19%	1.19%	1.19%	1.22%
Net expenses	1.19%(5)(6)	1.19%(6)	1.19%(6)	1.19%(6)	1.19%	1.21%
Net investment income (loss)	0.14%(5)	0.17%	0.20%	(0.12)%	(0.21)%	(0.03)%
Portfolio Turnover	15%(3)	32%	44%	42%	53%	44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$27.70	$22.42	$20.97	$27.84	$20.27	$21.63
Income (Loss) From Operations
Net investment loss(1)	$(0.08)	$(0.15)	$(0.13)	$(0.22)	$(0.26)	$(0.16)
Net realized and unrealized gain (loss)	(1.12)	5.43	1.97	(4.41)	7.83	(0.92)
Total income (loss) from operations	$(1.20)	$5.28	$1.84	$(4.63)	$7.57	$(1.08)
Less Distributions
From net realized gain	$(0.45)	$ —	$(0.39)	$(2.24)	$ —	$(0.28)
Total distributions	$(0.45)	$ —	$(0.39)	$(2.24)	$ —	$(0.28)
Net asset value — End of period	$26.05	$27.70	$22.42	$20.97	$27.84	$20.27
Total Return(2)	(4.50)%(3)	23.55%	8.77%	(18.42)%	37.35%	(5.10)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,309	$30,966	$28,169	$26,452	$32,596	$16,992
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.94%(5)	1.94%	1.94%	1.94%	1.94%	1.97%
Net expenses	1.94%(5)(6)	1.94%(6)	1.94%(6)	1.94%(6)	1.94%	1.96%
Net investment loss	(0.61)%(5)	(0.58)%	(0.56)%	(0.87)%	(0.97)%	(0.78)%
Portfolio Turnover	15%(3)	32%	44%	42%	53%	44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$37.34	$30.03	$27.73	$36.02	$26.00	$27.49
Income (Loss) From Operations
Net investment income(1)	$0.07	$0.14	$0.14	$0.04	$0.01	$0.06
Net realized and unrealized gain (loss)	(1.50)	7.28	2.60	(5.85)	10.05	(1.17)
Total income (loss) from operations	$(1.43)	$7.42	$2.74	$(5.81)	$10.06	$(1.11)
Less Distributions
From net investment income	$(0.12)	$(0.11)	$(0.05)	$(0.03)	$(0.04)	$(0.05)
From net realized gain	(0.45)	—	(0.39)	(2.45)	—	(0.33)
Total distributions	$(0.57)	$(0.11)	$(0.44)	$(2.48)	$(0.04)	$(0.38)
Net asset value — End of period	$35.34	$37.34	$30.03	$27.73	$36.02	$26.00
Total Return(2)	(3.98)%(3)	24.74%	9.90%	(17.61)%	38.73%	(4.12)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,964,171	$2,324,427	$2,239,650	$1,858,334	$2,398,219	$1,211,029
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.94%(5)	0.94%	0.94%	0.94%	0.94%	0.97%
Net expenses	0.94%(5)(6)	0.94%(6)	0.94%(6)	0.94%(6)	0.94%	0.96%
Net investment income	0.38%(5)	0.42%	0.45%	0.13%	0.03%	0.22%
Portfolio Turnover	15%(3)	32%	44%	42%	53%	44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$37.37	$30.04	$27.75	$36.05	$26.01	$27.50
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.16	$0.17	$0.08	$0.04	$0.07
Net realized and unrealized gain (loss)	(1.54)	7.30	2.60	(5.87)	10.05	(1.16)
Total income (loss) from operations	$(1.43)	$7.46	$2.77	$(5.79)	$10.09	$(1.09)
Less Distributions
From net investment income	$(0.12)	$(0.13)	$(0.09)	$(0.06)	$(0.05)	$(0.07)
From net realized gain	(0.45)	—	(0.39)	(2.45)	—	(0.33)
Total distributions	$(0.57)	$(0.13)	$(0.48)	$(2.51)	$(0.05)	$(0.40)
Net asset value — End of period	$35.37	$37.37	$30.04	$27.75	$36.05	$26.01
Total Return(2)	(3.98)%(3)	24.89%	10.00%	(17.56)%	38.83%	(4.07)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$260,249	$175,221	$312,487	$283,192	$84,689	$44,012
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.85%(5)	0.86%	0.86%	0.85%	0.86%	0.91%
Net expenses	0.85%(5)(6)	0.86%(6)	0.86%(6)	0.85%(6)	0.86%	0.90%
Net investment income	0.57%(5)	0.49%	0.53%	0.26%	0.11%	0.28%
Portfolio Turnover	15%(3)	32%	44%	42%	53%	44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Small-Cap Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
Small-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,493,852,623(1)	$ —	$ —	$2,493,852,623
Short-Term Investments:
Affiliated Fund	39,252,131	—	—	39,252,131
Securities Lending Collateral	853,022	—	—	853,022
Total Investments	$2,533,957,776	$ —	$ —	$2,533,957,776

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
13

Calvert
Small-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.68% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $9,454,447.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $21,574 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 0.90% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, no expenses were waived and/or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $1,668,432.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $382,066 and $151,524 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $8,038 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received $5,690 and $180 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025 in the amount of $1,876.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $41,862 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $407,324,253 and $599,736,706, respectively.
14

Calvert
Small-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,102,916,262
Gross unrealized appreciation	$550,721,013
Gross unrealized depreciation	(119,679,499)
Net unrealized appreciation	$431,041,514
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan was $9,851,182 and the total value of collateral received was $10,789,522, comprised of cash of $853,022 and U.S. government and/or agencies securities of $9,936,500.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$853,022	$ —	$ —	$ —	$853,022
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
15

Calvert
Small-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $39,252,131, which represents 1.6% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$44,575,234	$287,721,093	$(293,044,196)	$ —	$ —	$39,252,131	$687,387	39,252,131
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	651,908	$22,491,375	1,396,605	$42,733,826
Reinvestment of distributions	117,339	4,176,086	10,702	322,340
Shares redeemed	(1,134,952)	(38,749,912)	(1,970,840)	(60,222,347)
Net decrease	(365,705)	$(12,082,451)	(563,533)	$(17,166,181)
Class C
Shares sold	37,336	$1,035,115	130,401	$3,255,449
Reinvestment of distributions	15,383	443,945	—	—
Shares redeemed	(122,454)	(3,383,254)	(268,673)	(6,699,359)
Net decrease	(69,735)	$(1,904,194)	(138,272)	$(3,443,910)
Class I
Shares sold	5,694,560	$212,890,577	17,754,208	$585,723,863
Reinvestment of distributions	700,988	27,359,579	188,204	6,203,191
Shares redeemed	(13,053,870)	(485,096,604)	(30,284,976)	(1,005,529,653)
Net decrease	(6,658,322)	$(244,846,448)	(12,342,564)	$(413,602,599)
Class R6
Shares sold	3,425,369	$125,504,387	1,497,082	$50,084,459
Reinvestment of distributions	56,407	2,203,241	38,404	1,265,814
Shares redeemed	(813,864)	(30,529,461)	(7,247,814)	(251,323,997)
Net increase (decrease)	2,667,912	$97,178,167	(5,712,328)	$(199,973,724)
16

CCVAX-NCSR 3.31.25

Calvert
Global Energy Solutions Fund
Global Water Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Global Energy Solutions Fund
Global Water Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Global Energy Solutions Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Austria — 0.8%
Verbund AG	14,321	$ 1,014,089
		$ 1,014,089
Belgium — 1.2%
Elia Group SA(1)	9,620	$ 834,380
Umicore SA	69,404	719,003
		$ 1,553,383
Brazil — 2.2%
Energisa SA	145,200	$ 1,017,796
Engie Brasil Energia SA	140,200	948,351
Sao Martinho SA	218,752	793,517
		$2,759,664
Canada — 6.7%
Algonquin Power & Utilities Corp.(1)	217,151	$1,115,143
Boralex, Inc., Class A(1)	46,089	926,232
Brookfield Asset Management Ltd., Class A	11,254	544,772
Brookfield Renewable Corp.(1)	37,822	1,055,990
Brookfield Renewable Partners LP	49,600	1,098,124
Cameco Corp.	18,624	766,676
Canadian Solar, Inc.(1)(2)	52,012	449,904
Innergex Renewable Energy, Inc.	97,475	916,463
NFI Group, Inc.(1)(2)	66,973	550,565
Northland Power, Inc.	75,247	1,028,532
		$8,452,401
Chile — 1.4%
Enel Americas SA	10,365,803	$1,008,771
Sociedad Quimica y Minera de Chile SA ADR	18,651	741,004
		$1,749,775
China — 5.1%
BYD Co. Ltd., Class H	18,500	$936,776
China Datang Corp. Renewable Power Co. Ltd., Class H(1)	3,091,000	889,663
China Everbright Environment Group Ltd.	2,184,037	966,431
Flat Glass Group Co. Ltd., Class H(1)	325,000	444,324
NIO, Inc. ADR(2)	153,223	583,780
Xinyi Solar Holdings Ltd.(1)	1,522,000	588,121
XPENG, Inc. ADR(2)	35,698	739,662
Yadea Group Holdings Ltd.(3)	374,000	728,555
Zhuzhou CRRC Times Electric Co. Ltd., Class H	144,500	599,878
		$6,477,190
Denmark — 3.1%
NKT AS(2)	10,194	$694,584
Novonesis (Novozymes), Class B	10,795	628,555
Orsted AS(2)(3)	26,083	1,139,073
Rockwool AS, Class B	1,657	686,840
Security	Shares	Value
Denmark (continued)
Vestas Wind Systems AS(2)	56,348	$ 779,546
		$ 3,928,598
Finland — 0.9%
Kempower OYJ(1)(2)	32,849	$ 441,963
Neste OYJ(1)	73,135	676,442
		$ 1,118,405
France — 4.6%
Alstom SA(2)	29,340	$ 649,900
Cie de Saint-Gobain SA	8,649	861,585
Danone SA	8,960	685,308
Dassault Systemes SE	16,556	630,331
Engie SA	35,761	696,832
Legrand SA	7,564	801,054
Nexans SA	6,208	609,459
Schneider Electric SE	3,937	908,838
		$5,843,307
Germany — 6.7%
Bayerische Motoren Werke AG	7,346	$592,361
Daimler Truck Holding AG	14,631	592,695
Deutsche Post AG	16,397	703,977
Evonik Industries AG	34,193	741,270
Infineon Technologies AG	23,682	789,437
KION Group AG	16,255	681,673
Mercedes-Benz Group AG	10,315	609,324
Nordex SE(2)	45,789	707,097
Siemens AG	4,260	983,831
Siemens Energy AG(2)	15,428	914,602
SMA Solar Technology AG	30,321	498,345
Verbio SE(1)	70,976	674,194
		$8,488,806
Hong Kong — 0.6%
MTR Corp. Ltd.	215,500	$706,012
		$706,012
India — 2.3%
Exide Industries Ltd.	157,166	$659,928
Olectra Greentech Ltd.	41,489	562,546
Siemens Ltd.	12,930	793,479
Suzlon Energy Ltd.(2)	1,298,804	854,237
		$2,870,190
Ireland — 0.6%
Kingspan Group PLC	9,303	$751,479
		$751,479
Italy — 2.8%
Enel SpA	87,363	$708,715
ERG SpA	45,976	873,324

1
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Prysmian SpA	11,024	$ 606,838
Snam SpA	132,583	688,178
Terna - Rete Elettrica Nazionale	76,459	690,981
		$ 3,568,036
Japan — 5.7%
Azbil Corp.	88,000	$ 683,618
Central Japan Railway Co.	40,300	768,688
Daikin Industries Ltd.	8,000	868,149
East Japan Railway Co.	40,200	792,364
Fuji Electric Co. Ltd.	16,700	713,921
GS Yuasa Corp.	41,100	658,530
Mitsubishi Electric Corp.	56,000	1,032,767
Nidec Corp.	36,700	615,910
Toyota Motor Corp.	56,100	991,696
		$7,125,643
Netherlands — 0.9%
Alfen NV(1)(2)(3)	35,693	$483,237
Signify NV(3)	30,479	661,762
		$1,144,999
New Zealand — 2.4%
Contact Energy Ltd.(1)	203,176	$1,057,927
Mercury NZ Ltd.	294,421	939,054
Meridian Energy Ltd.	320,143	1,018,955
		$3,015,936
Norway — 1.2%
Norsk Hydro ASA	111,036	$641,898
Scatec ASA(2)(3)	119,232	897,391
		$1,539,289
Portugal — 1.0%
EDP SA	360,389	$1,213,892
		$1,213,892
Singapore — 0.5%
City Developments Ltd.	168,800	$627,856
		$627,856
South Korea — 3.1%
CS Wind Corp.	19,280	$446,184
Doosan Fuel Cell Co. Ltd.(2)	46,787	444,573
LG Chem Ltd.	4,683	787,513
LG Display Co. Ltd.(2)	100,126	603,397
LG Energy Solution Ltd.(2)	3,191	730,905
LS Electric Co. Ltd.	3,951	483,691
SK IE Technology Co. Ltd.(2)(3)	27,056	411,962
		$3,908,225
Security	Shares	Value
Spain — 5.1%
Acciona SA	8,195	$ 1,072,583
Construcciones y Auxiliar de Ferrocarriles SA	13,921	612,033
Corp. ACCIONA Energias Renovables SA(1)	46,278	850,126
EDP Renovaveis SA	111,941	932,640
Ence Energia y Celulosa SA	225,139	763,619
Iberdrola SA	44,201	713,761
Redeia Corp. SA	35,695	716,444
Solaria Energia y Medio Ambiente SA(1)(2)	99,420	740,522
		$6,401,728
Sweden — 2.6%
AddTech AB, Class B	23,931	$700,880
Castellum AB(1)(2)	57,299	631,487
Fabege AB	81,727	663,113
Munters Group AB(3)	48,925	500,077
Nibe Industrier AB, Class B	188,319	716,272
		$3,211,829
Switzerland — 1.8%
ABB Ltd.	17,287	$891,973
Accelleron Industries AG	14,533	673,842
Landis & Gyr Group AG	10,697	635,853
		$2,201,668
Taiwan — 3.8%
Advanced Energy Solution Holding Co. Ltd.	20,000	$511,672
Chroma ATE, Inc.	63,000	550,513
Chung-Hsin Electric & Machinery Manufacturing Corp.	137,000	548,287
Delta Electronics, Inc.	69,000	763,158
Everlight Electronics Co. Ltd.	227,000	565,769
Simplo Technology Co. Ltd.	56,000	634,621
Taiwan High Speed Rail Corp.	722,000	582,737
Voltronic Power Technology Corp.	14,000	654,672
		$4,811,429
Thailand — 0.5%
Energy Absolute PCL NVDR(2)	10,064,800	$617,924
		$617,924
United Kingdom — 4.7%
Croda International PLC	15,377	$584,198
Drax Group PLC	130,621	987,251
Johnson Matthey PLC	37,215	639,705
Linde PLC	1,400	651,896
National Grid PLC	72,491	945,588
SSE PLC	65,632	1,351,911
United Utilities Group PLC	52,986	691,359
		$5,851,908
United States — 26.4%
AAON, Inc.	9,165	$716,061
Acuity, Inc.	2,478	652,581

2
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
AECOM	6,536	$ 606,083
AES Corp.	56,425	700,799
Alaska Air Group, Inc.(2)	8,800	433,136
Alphabet, Inc., Class A	3,759	581,292
Ameresco, Inc., Class A(2)	41,372	499,774
Applied Materials, Inc.	4,137	600,361
Aptiv PLC(2)	11,936	710,192
Array Technologies, Inc.(2)	107,244	522,278
Autodesk, Inc.(2)	2,335	611,303
Bloom Energy Corp., Class A(2)	29,852	586,890
BorgWarner, Inc.	24,578	704,160
ChargePoint Holdings, Inc.(1)(2)	711,640	430,542
Clearway Energy, Inc., Class C	36,534	1,105,884
CRH PLC	6,244	549,285
Cummins, Inc.	1,776	556,669
Eaton Corp. PLC	3,225	876,652
EnerSys	6,921	633,825
Enphase Energy, Inc.(2)	12,949	803,485
Equinix, Inc.	708	577,268
FedEx Corp.	2,488	606,525
First Solar, Inc.(2)	5,828	736,834
General Mills, Inc.	10,625	635,269
HA Sustainable Infrastructure Capital, Inc.	22,423	655,649
Hubbell, Inc.	2,223	735,613
International Business Machines Corp.	2,538	631,099
Itron, Inc.(2)	6,293	659,255
Johnson Controls International PLC	10,352	829,299
Microsoft Corp.	1,613	605,504
MYR Group, Inc.(2)	5,237	592,252
NextEra Energy, Inc.	9,320	660,695
NEXTracker, Inc., Class A(2)	16,520	696,153
ON Semiconductor Corp.(2)	17,545	713,906
Ormat Technologies, Inc.	15,158	1,072,732
Owens Corning	5,064	723,241
Power Integrations, Inc.	11,346	572,973
Quanta Services, Inc.	2,519	640,279
Rockwell Automation, Inc.	2,277	588,331
Shoals Technologies Group, Inc., Class A(2)	174,026	577,766
SolarEdge Technologies, Inc.(2)	34,483	557,935
Stanley Black & Decker, Inc.	7,395	568,528
Sunrun, Inc.(2)	128,450	752,717
Tesla, Inc.(2)	3,774	978,070
Trane Technologies PLC	2,587	871,612
Universal Display Corp.	4,869	679,128
Waste Management, Inc.	2,809	650,312
Whirlpool Corp.	6,325	570,072
Wolfspeed, Inc.(1)(2)	96,574	295,516
Security	Shares	Value
United States (continued)
XPLR Infrastructure LP	93,874	$ 891,803
		$ 33,207,588
Total Common Stocks (identified cost $168,411,930)		$124,161,249

Rights — 0.0%†

Security	Shares	Value
Belgium — 0.0%†
Elia Group SA, Exp. 4/3/25(1)(2)	9,620	$ 46,934
Total Rights (identified cost $0)		$ 46,934

Warrants — 0.0%†

Security	Shares	Value
Thailand — 0.0%†
Energy Absolute PCL NVDR, Exp. 2/13/28(2)	1,286,833	$ 9,104
Total Warrants (identified cost $0)		$ 9,104

Short-Term Investments — 2.9%

Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(4)	163,394	$ 163,394
Total Affiliated Fund (identified cost $163,394)		$ 163,394
Securities Lending Collateral — 2.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(5)	3,461,524	$ 3,461,524
Total Securities Lending Collateral (identified cost $3,461,524)		$ 3,461,524
Total Short-Term Investments (identified cost $3,624,918)		$ 3,624,918

3
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Value
Total Investments — 101.6% (identified cost $172,036,848)	$127,842,205
Other Assets, Less Liabilities — (1.6)%	$ (2,042,850)
Net Assets — 100.0%	$125,799,355

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $8,773,611.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $4,822,057 or 3.8% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	38.4%
Utilities	28.5
Information Technology	12.2
Consumer Discretionary	7.0
Materials	5.9
Real Estate	2.0
Energy	1.7
Consumer Staples	1.7
Financials	0.9
Communication Services	0.4
Total	98.7%

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited

4
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Australia — 2.0%
Reece Ltd.(1)	418,751	$ 4,154,901
Reliance Worldwide Corp. Ltd.	2,096,335	5,927,682
		$ 10,082,583
Austria — 0.9%
Wienerberger AG	142,531	$ 4,751,276
		$ 4,751,276
Brazil — 3.9%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	478,977	$ 8,554,529
Cia de Saneamento de Minas Gerais Copasa MG	1,455,192	5,036,414
Cia De Sanena Do Parana	1,318,200	6,232,427
		$19,823,370
Canada — 1.5%
Brookfield Renewable Corp.(1)	101,049	$2,821,288
Gildan Activewear, Inc.	51,875	2,293,379
Stantec, Inc.	32,890	2,726,187
		$7,840,854
Chile — 1.2%
Aguas Andinas SA, Class A	17,752,008	$6,399,493
		$6,399,493
China — 5.0%
Beijing Enterprises Water Group Ltd.(1)	21,027,452	$6,070,002
China Everbright Environment Group Ltd.(1)	6,582,666	2,912,812
China Lesso Group Holdings Ltd.	8,256,578	3,721,578
China Water Affairs Group Ltd.(1)	7,260,421	6,258,033
Guangdong Investment Ltd.	8,817,427	6,491,697
		$25,454,122
Finland — 1.2%
Kemira OYJ	293,395	$6,381,730
		$6,381,730
France — 3.5%
Eurofins Scientific SE(1)	56,013	$2,987,885
L'Oreal SA	7,666	2,849,396
LVMH Moet Hennessy Louis Vuitton SE	3,894	2,411,469
Veolia Environnement SA	288,806	9,932,555
		$18,181,305
Germany — 1.1%
GEA Group AG	48,581	$2,953,185
Henkel AG & Co. KGaA, PFC Shares	32,532	2,588,477
		$5,541,662
Italy — 2.1%
ACEA SpA	316,078	$6,514,578
Security	Shares	Value
Italy (continued)
Interpump Group SpA(1)	120,249	$ 4,294,781
		$ 10,809,359
Japan — 6.4%
Ebara Corp.	171,380	$ 2,608,502
Kurita Water Industries Ltd.	210,642	6,515,009
Lixil Corp.	405,700	4,692,309
Miura Co. Ltd.	296,000	5,889,574
Organo Corp.	126,400	5,439,090
Sekisui Chemical Co. Ltd.	166,000	2,831,266
TOTO Ltd.	177,400	4,610,465
		$32,586,215
Mexico — 0.8%
Orbia Advance Corp. SAB de CV	5,274,500	$3,997,532
		$3,997,532
Netherlands — 1.5%
Aalberts NV	138,123	$4,709,425
Arcadis NV	56,777	2,898,572
		$7,607,997
Singapore — 1.1%
CDL Hospitality Trusts(1)	4,897,701	$2,979,208
City Developments Ltd.	741,400	2,757,656
Hyflux Ltd.(1)(2)(3)	16,595,483	0
		$5,736,864
South Korea — 1.9%
Coway Co. Ltd.	119,373	$6,576,063
LG Chem Ltd.	17,556	2,952,293
		$9,528,356
Spain — 1.2%
Acciona SA	22,797	$2,983,732
Iberdrola SA	193,977	3,132,355
		$6,116,087
Sweden — 0.6%
Fabege AB	351,700	$2,853,609
		$2,853,609
Switzerland — 5.0%
Belimo Holding AG	7,476	$4,609,061
Geberit AG	9,663	6,053,739
Georg Fischer AG	64,544	4,723,903
Roche Holding AG	8,486	2,792,977
Sika AG	11,102	2,704,272
Sulzer AG	26,444	4,510,396
		$25,394,348

5
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	88,294	$ 2,486,622
		$ 2,486,622
Thailand — 0.9%
Amata Corp. PCL	7,814,400	$ 4,710,941
		$ 4,710,941
United Kingdom — 8.8%
CNH Industrial NV	218,496	$ 2,683,131
Croda International PLC	67,738	2,573,480
Genuit Group PLC	890,779	4,158,605
Halma PLC	79,822	2,678,152
Mondi PLC	182,079	2,716,111
Pennon Group PLC	1,282,406	7,428,759
Severn Trent PLC	247,103	8,089,606
Spirax Group PLC	79,542	6,412,177
United Utilities Group PLC	632,826	8,257,083
		$44,997,104
United States — 48.6%
A.O. Smith Corp.	77,214	$5,046,707
Advanced Drainage Systems, Inc.	46,121	5,011,047
AECOM	54,278	5,033,199
Agilent Technologies, Inc.	22,000	2,573,560
American States Water Co.	90,080	7,087,494
American Water Works Co., Inc.	64,867	9,569,180
Badger Meter, Inc.	34,546	6,572,376
Ball Corp.	53,411	2,781,111
California Water Service Group	150,262	7,281,696
Chemed Corp.	8,633	5,312,058
CMS Energy Corp.	38,525	2,893,613
Core & Main, Inc., Class A(3)	102,957	4,973,853
Cousins Properties, Inc.	92,879	2,739,930
Digital Realty Trust, Inc.	18,003	2,579,650
Ecolab, Inc.	34,267	8,687,370
Energy Recovery, Inc.(3)	372,141	5,913,320
Entegris, Inc.	27,356	2,393,103
Essential Utilities, Inc.	210,881	8,336,126
Ferguson Enterprises, Inc.	33,739	5,406,000
FMC Corp.	76,266	3,217,663
Fortune Brands Innovations, Inc.	79,337	4,830,037
Franklin Electric Co., Inc.	45,944	4,313,223
Gorman-Rupp Co.	100,043	3,511,509
Hawkins, Inc.	60,437	6,401,487
Hilton Worldwide Holdings, Inc.	10,621	2,416,809
IDEX Corp.	14,482	2,620,808
IDEXX Laboratories, Inc.(3)	6,438	2,703,638
Ingersoll Rand, Inc.	33,194	2,656,516
Intel Corp.	118,594	2,693,270
Itron, Inc.(3)	25,845	2,707,522
Lamb Weston Holdings, Inc.	54,255	2,891,791
Security	Shares	Value
United States (continued)
Levi Strauss & Co., Class A	156,607	$ 2,441,503
Lindsay Corp.	31,402	3,972,981
Masco Corp.	73,623	5,119,743
Middlesex Water Co.	116,516	7,468,676
Mondelez International, Inc., Class A	43,815	2,972,848
Mueller Industries, Inc.	64,795	4,933,491
Mueller Water Products, Inc., Class A	183,934	4,675,602
Nucor Corp.	20,472	2,463,600
Parker-Hannifin Corp.	4,194	2,549,323
Pentair PLC	84,757	7,414,542
Procter & Gamble Co.	15,939	2,716,324
Roper Technologies, Inc.	4,815	2,838,828
SJW Group	122,366	6,692,197
Tetra Tech, Inc.	254,079	7,431,811
Trimble, Inc.(3)	39,097	2,566,718
Valmont Industries, Inc.	14,513	4,141,575
Veralto Corp.	83,607	8,147,502
Waters Corp.(3)	21,978	8,100,431
Watts Water Technologies, Inc., Class A	33,411	6,813,171
Xylem, Inc.	65,546	7,830,125
Zurn Elkay Water Solutions Corp., Class C	200,401	6,609,225
		$249,055,882
Total Common Stocks (identified cost $392,511,729)		$510,337,311

Short-Term Investments — 0.7%

Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(4)	521,595	$ 521,595
Total Affiliated Fund (identified cost $521,595)		$ 521,595
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(5)	3,374,669	$ 3,374,669
Total Securities Lending Collateral (identified cost $3,374,669)		$ 3,374,669
Total Short-Term Investments (identified cost $3,896,264)		$ 3,896,264

6
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Value
Total Investments — 100.4% (identified cost $396,407,993)	$514,233,575
Other Assets, Less Liabilities — (0.4)%	$ (2,184,816)
Net Assets — 100.0%	$512,048,759

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $19,090,021.
(2)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	42.8%
Utilities	28.0
Materials	9.7
Information Technology	4.9
Health Care	4.8
Real Estate	3.6
Consumer Discretionary	3.2
Consumer Staples	2.7
Total	99.7%

Abbreviations:
ADR	– American Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

7
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2025
Statements of Assets and Liabilities (Unaudited)

	March 31, 2025
	Global Energy Solutions Fund	Global Water Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $171,873,454 and $395,886,398, respectively) - including $8,773,611 and $19,090,021, respectively, of securities on loan	$127,678,811	$513,711,980
Investments in securities of affiliated issuers, at value (identified cost $163,394 and $521,595, respectively)	163,394	521,595
Cash denominated in foreign currency, at value (cost $1,161,116 and $366,879, respectively)	1,162,061	366,626
Receivable for investments sold	146,706	414,225
Receivable for capital shares sold	128,065	123,299
Dividends receivable	204,690	1,784,770
Dividends receivable - affiliated	1,269	1,570
Securities lending income receivable	15,974	6,114
Tax reclaims receivable	211,500	522,658
Receivable from affiliates	—	28,921
Directors' deferred compensation plan	51,474	265,725
Total assets	$129,763,944	$517,747,483
Liabilities
Due to custodian	$2,312	$ —
Payable for capital shares redeemed	214,980	1,393,200
Deposits for securities loaned	3,461,524	3,374,669
Payable to affiliates:
Investment advisory fee	83,636	322,421
Administrative fee	13,389	53,461
Distribution and service fees	19,696	61,943
Sub-transfer agency fee	6,880	14,082
Directors' deferred compensation plan	51,474	265,725
Other	283	—
Accrued expenses	110,415	213,223
Total liabilities	$3,964,589	$5,698,724
Net Assets	$125,799,355	$512,048,759
Sources of Net Assets
Paid-in capital	$171,455,641	$391,004,477
Distributable earnings (accumulated loss)	(45,656,286)	121,044,282
Net Assets	$125,799,355	$512,048,759
Class A Shares
Net Assets	$68,333,288	$226,170,988
Shares Outstanding	6,698,565	8,449,275
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.20	$26.77
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$10.77	$28.25
Class C Shares
Net Assets	$5,095,472	$14,521,230
Shares Outstanding	535,895	595,741
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.51	$24.38
8
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2025
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2025
	Global Energy Solutions Fund	Global Water Fund
Class I Shares
Net Assets	$52,370,595	$271,356,541
Shares Outstanding	5,047,704	10,059,468
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.38	$26.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2025
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2025
	Global Energy Solutions Fund	Global Water Fund
Investment Income
Dividend income (net of foreign taxes withheld of $91,989 and $307,786, respectively)	$932,556	$4,746,358
Dividend income - affiliated issuers	4,845	5,188
Interest income	646	604
Securities lending income, net	98,596	30,500
Other income	—	144,010
Total investment income	$1,036,643	$4,926,660
Expenses
Investment advisory fee	$523,964	$1,981,960
Administrative fee	83,834	329,080
Distribution and service fees:
Class A	94,250	302,459
Class C	29,703	80,732
Directors' fees and expenses	3,723	14,938
Custodian fees	33,572	28,938
Transfer agency fees and expenses	116,016	312,942
Accounting fees	17,410	63,296
Professional fees	41,432	37,412
Registration fees	27,114	29,794
Reports to shareholders	8,630	42,532
Miscellaneous	7,497	24,799
Total expenses	$987,145	$3,248,882
Waiver and/or reimbursement of expenses by affiliates	$(168,483)	$(135,925)
Net expenses	$818,662	$3,112,957
Net investment income	$217,981	$1,813,703
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $5,623 and $0, respectively)	$4,573,447	$9,432,009
Foreign currency transactions	(5,479)	(54,742)
Net realized gain	$4,567,968	$9,377,267
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $81,954 and $0, respectively)	$(24,913,131)	$(65,549,046)
Foreign currency	(10,580)	(15,082)
Net change in unrealized appreciation (depreciation)	$(24,923,711)	$(65,564,128)
Net realized and unrealized loss	$(20,355,743)	$(56,186,861)
Net decrease in net assets from operations	$(20,137,762)	$(54,373,158)
10
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2025
Statements of Changes in Net Assets

	Global Energy Solutions Fund		Global Water Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$217,981	$1,686,545	$1,813,703	$10,303,738
Net realized gain	4,567,968	7,245,012	9,377,267	39,411,487
Net change in unrealized appreciation (depreciation)	(24,923,711)	11,042,679	(65,564,128)	106,732,763
Net increase (decrease) in net assets from operations	$(20,137,762)	$19,974,236	$(54,373,158)	$156,447,988
Distributions to shareholders:
Class A	$(666,100)	$(758,821)	$(20,170,562)	$(6,121,664)
Class C	(3,636)	(5,763)	(1,324,154)	(408,438)
Class I	(655,336)	(770,716)	(24,805,130)	(8,722,518)
Total distributions to shareholders	$(1,325,072)	$(1,535,300)	$(46,299,846)	$(15,252,620)
Capital share transactions:
Class A	$(5,561,818)	$(10,596,852)	$4,112,256	$(10,949,358)
Class C	(967,091)	(2,035,952)	(1,003,356)	(5,741,021)
Class I	(5,260,689)	(9,384,425)	3,465,333	(36,930,730)
Net increase (decrease) in net assets from capital share transactions	$(11,789,598)	$(22,017,229)	$6,574,233	$(53,621,109)
Net increase (decrease) in net assets	$(33,252,432)	$(3,578,293)	$(94,098,771)	$87,574,259
Net Assets
At beginning of period	$159,051,787	$162,630,080	$606,147,530	$518,573,271
At end of period	$125,799,355	$159,051,787	$512,048,759	$606,147,530
11
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2025
Financial Highlights

	Global Energy Solutions Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$11.84	$10.52	$9.86	$12.79	$9.54	$7.08
Income (Loss) From Operations
Net investment income(1)	$0.01	$0.11	$0.11	$0.08	$0.06	$0.06
Net realized and unrealized gain (loss)	(1.55)	1.30	0.62	(2.98)	3.27	2.48
Total income (loss) from operations	$(1.54)	$1.41	$0.73	$(2.90)	$3.33	$2.54
Less Distributions
From net investment income	$(0.10)	$(0.09)	$(0.07)	$(0.03)	$(0.08)	$(0.08)
Total distributions	$(0.10)	$(0.09)	$(0.07)	$(0.03)	$(0.08)	$(0.08)
Net asset value — End of period	$10.20	$11.84	$10.52	$9.86	$12.79	$9.54
Total Return(2)	(13.06)%(3)	13.50%	7.38%	(22.71)%	35.00%	36.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,333	$85,422	$86,112	$79,841	$100,038	$62,428
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.49%(5)	1.49%	1.43%	1.40%	1.42%	1.54%
Net expenses	1.24%(5)(6)	1.24%(6)	1.24%(6)	1.24%(6)	1.24%	1.24%
Net investment income	0.24%(5)	1.01%	0.93%	0.65%	0.48%	0.76%
Portfolio Turnover	19%(3)	41%	42%	43%	50%	45%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2025
Financial Highlights — continued

	Global Energy Solutions Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.98	$9.76	$9.15	$11.93	$8.92	$6.63
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.03)	$0.02	$0.02	$(0.01)	$(0.03)	$(0.00)(2)
Net realized and unrealized gain (loss)	(1.43)	1.21	0.59	(2.77)	3.06	2.32
Total income (loss) from operations	$(1.46)	$1.23	$0.61	$(2.78)	$3.03	$2.32
Less Distributions
From net investment income	$(0.01)	$(0.01)	$ —	$ —	$(0.02)	$(0.03)
Total distributions	$(0.01)	$(0.01)	$ —	$ —	$(0.02)	$(0.03)
Net asset value — End of period	$9.51	$10.98	$9.76	$9.15	$11.93	$8.92
Total Return(3)	(13.33)%(4)	12.58%	6.67%	(23.30)%	33.93%	35.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,095	$6,949	$8,151	$8,304	$11,009	$7,841
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.24%(6)	2.24%	2.18%	2.16%	2.17%	2.29%
Net expenses	1.99%(6)(7)	1.99%(7)	1.99%(7)	1.99%(7)	1.99%	1.99%
Net investment income (loss)	(0.52)%(6)	0.23%	0.17%	(0.11)%	(0.27)%	(0.01)%
Portfolio Turnover	19%(4)	41%	42%	43%	50%	45%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2025
Financial Highlights — continued

	Global Energy Solutions Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$12.06	$10.71	$10.03	$13.01	$9.70	$7.20
Income (Loss) From Operations
Net investment income(1)	$0.03	$0.14	$0.13	$0.11	$0.10	$0.08
Net realized and unrealized gain (loss)	(1.59)	1.33	0.64	(3.02)	3.31	2.52
Total income (loss) from operations	$(1.56)	$1.47	$0.77	$(2.91)	$3.41	$2.60
Less Distributions
From net investment income	$(0.12)	$(0.12)	$(0.09)	$(0.07)	$(0.10)	$(0.10)
Total distributions	$(0.12)	$(0.12)	$(0.09)	$(0.07)	$(0.10)	$(0.10)
Net asset value — End of period	$10.38	$12.06	$10.71	$10.03	$13.01	$9.70
Total Return(2)	(12.91)%(3)	13.83%	7.69%	(22.52)%	35.28%	36.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,371	$66,680	$68,366	$68,349	$114,371	$45,676
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.24%(5)	1.24%	1.18%	1.15%	1.17%	1.29%
Net expenses	0.99%(5)(6)	0.99%(6)	0.99%(6)	0.99%(6)	0.99%	0.99%
Net investment income	0.49%(5)	1.25%	1.15%	0.88%	0.80%	1.08%
Portfolio Turnover	19%(3)	41%	42%	43%	50%	45%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2025
Financial Highlights

	Global Water Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$32.19	$25.07	$21.93	$28.61	$21.67	$20.70
Income (Loss) From Operations
Net investment income(1)	$0.08	$0.49	$0.31	$0.22	$0.33	$0.14
Net realized and unrealized gain (loss)	(3.03)	7.35	3.19	(6.62)	6.80	1.02
Total income (loss) from operations	$(2.95)	$7.84	$3.50	$(6.40)	$7.13	$1.16
Less Distributions
From net investment income	$(0.46)	$(0.34)	$(0.20)	$(0.28)	$(0.19)	$(0.19)
From net realized gain	(2.01)	(0.38)	(0.16)	—	—	—
Total distributions	$(2.47)	$(0.72)	$(0.36)	$(0.28)	$(0.19)	$(0.19)
Net asset value — End of period	$26.77	$32.19	$25.07	$21.93	$28.61	$21.67
Total Return(2)	(9.13)%(3)	31.73%	16.00%	(22.62)%	33.05%	5.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$226,171	$266,288	$217,322	$196,323	$246,978	$180,956
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.30%(5)	1.29%	1.29%	1.28%	1.29%	1.34%
Net expenses	1.24%(5)(6)	1.24%(6)	1.24%(6)	1.24%(6)	1.24%	1.24%
Net investment income	0.55%(5)	1.72%	1.20%	0.83%	1.21%	0.70%
Portfolio Turnover	13%(3)	29%	30%	25%	27%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2025
Financial Highlights — continued

	Global Water Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$29.40	$22.94	$20.06	$26.19	$19.84	$18.98
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.03)	$0.23	$0.09	$0.00(2)	$0.10	$(0.02)
Net realized and unrealized gain (loss)	(2.76)	6.74	2.95	(6.06)	6.26	0.92
Total income (loss) from operations	$(2.79)	$6.97	$3.04	$(6.06)	$6.36	$0.90
Less Distributions
From net investment income	$(0.22)	$(0.13)	$ —	$(0.07)	$(0.01)	$(0.04)
From net realized gain	(2.01)	(0.38)	(0.16)	—	—	—
Total distributions	$(2.23)	$(0.51)	$(0.16)	$(0.07)	$(0.01)	$(0.04)
Net asset value — End of period	$24.38	$29.40	$22.94	$20.06	$26.19	$19.84
Total Return(3)	(9.49)%(4)	30.72%	15.16%	(23.20)%	32.05%	4.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,521	$18,524	$19,588	$23,291	$41,631	$39,358
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.05%(6)	2.04%	2.04%	2.03%	2.04%	2.09%
Net expenses	1.99%(6)(7)	1.99%(7)	1.99%(7)	1.99%(7)	1.99%	1.99%
Net investment income (loss)	(0.21)%(6)	0.89%	0.40%	0.02%	0.42%	(0.08)%
Portfolio Turnover	13%(4)	29%	30%	25%	27%	35%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
16
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2025
Financial Highlights — continued

	Global Water Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$32.46	$25.28	$22.11	$28.84	$21.83	$20.85
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.56	$0.38	$0.30	$0.40	$0.20
Net realized and unrealized gain (loss)	(3.05)	7.41	3.22	(6.68)	6.86	1.02
Total income (loss) from operations	$(2.93)	$7.97	$3.60	$(6.38)	$7.26	$1.22
Less Distributions
From net investment income	$(0.54)	$(0.41)	$(0.27)	$(0.35)	$(0.25)	$(0.24)
From net realized gain	(2.01)	(0.38)	(0.16)	—	—	—
Total distributions	$(2.55)	$(0.79)	$(0.43)	$(0.35)	$(0.25)	$(0.24)
Net asset value — End of period	$26.98	$32.46	$25.28	$22.11	$28.84	$21.83
Total Return(2)	(9.00)%(3)	32.02%	16.32%	(22.44)%	33.41%	5.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$271,357	$321,335	$281,663	$245,189	$274,586	$189,141
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.05%(5)	1.04%	1.04%	1.03%	1.04%	1.09%
Net expenses	0.99%(5)(6)	0.99%(6)	0.99%(6)	0.99%(6)	0.99%	0.99%
Net investment income	0.80%(5)	1.96%	1.46%	1.11%	1.47%	0.97%
Portfolio Turnover	13%(3)	29%	30%	25%	27%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
17
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Energy Solutions Fund (Global Energy Solutions) and Calvert Global Water Fund (Global Water) (each a Fund and collectively, the Funds) are diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Global Energy Solutions is to seek to track the performance of the Calvert Global Energy Research Index. Global Energy Solutions invests in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions, or that are significantly involved in the sustainable energy solutions industry. The investment objective of Global Water is to seek to track the performance of the Calvert Global Water Research Index. Global Water invests in equity securities of U.S. and non-U.S. companies whose main business is in the water industry, or that are significantly involved in water-related services or technologies.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds' Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated each Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
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Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2025, based on the inputs used to value them:
Global Energy Solutions
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$1,014,089	$ —	$1,014,089
Belgium	—	1,553,383	—	1,553,383
Brazil	2,759,664	—	—	2,759,664
Canada	8,452,401	—	—	8,452,401
Chile	741,004	1,008,771	—	1,749,775
China	1,323,442	5,153,748	—	6,477,190
Denmark	—	3,928,598	—	3,928,598
Finland	—	1,118,405	—	1,118,405
France	—	5,843,307	—	5,843,307
Germany	—	8,488,806	—	8,488,806
Hong Kong	—	706,012	—	706,012
India	—	2,870,190	—	2,870,190
Ireland	—	751,479	—	751,479
Italy	—	3,568,036	—	3,568,036
Japan	—	7,125,643	—	7,125,643
Netherlands	—	1,144,999	—	1,144,999
New Zealand	—	3,015,936	—	3,015,936
Norway	—	1,539,289	—	1,539,289
Portugal	—	1,213,892	—	1,213,892
Singapore	—	627,856	—	627,856
South Korea	—	3,908,225	—	3,908,225
Spain	—	6,401,728	—	6,401,728
Sweden	—	3,211,829	—	3,211,829
Switzerland	—	2,201,668	—	2,201,668
Taiwan	—	4,811,429	—	4,811,429
Thailand	—	617,924	—	617,924
United Kingdom	651,896	5,200,012	—	5,851,908
United States	33,207,588	—	—	33,207,588
Total Common Stocks	$47,135,995	$77,025,254(1)	$ —	$124,161,249
Rights	$46,934	$ —	$ —	$46,934
Warrants	9,104	—	—	9,104
Short-Term Investments:
Affiliated Fund	163,394	—	—	163,394
Securities Lending Collateral	3,461,524	—	—	3,461,524
Total Investments	$50,816,951	$77,025,254	$ —	$127,842,205

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
19

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March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Global Water
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$10,082,583	$ —	$10,082,583
Austria	—	4,751,276	—	4,751,276
Brazil	19,823,370	—	—	19,823,370
Canada	7,840,854	—	—	7,840,854
Chile	—	6,399,493	—	6,399,493
China	—	25,454,122	—	25,454,122
Finland	—	6,381,730	—	6,381,730
France	—	18,181,305	—	18,181,305
Germany	—	5,541,662	—	5,541,662
Italy	—	10,809,359	—	10,809,359
Japan	—	32,586,215	—	32,586,215
Mexico	3,997,532	—	—	3,997,532
Netherlands	—	7,607,997	—	7,607,997
Singapore	—	5,736,864	0	5,736,864
South Korea	—	9,528,356	—	9,528,356
Spain	—	6,116,087	—	6,116,087
Sweden	—	2,853,609	—	2,853,609
Switzerland	—	25,394,348	—	25,394,348
Taiwan	—	2,486,622	—	2,486,622
Thailand	—	4,710,941	—	4,710,941
United Kingdom	2,683,131	42,313,973	—	44,997,104
United States	249,055,882	—	—	249,055,882
Total Common Stocks	$283,400,769	$226,936,542(2)	$0	$510,337,311
Short-Term Investments:
Affiliated Fund	$521,595	$ —	$ —	$521,595
Securities Lending Collateral	3,374,669	—	—	3,374,669
Total Investments	$287,297,033	$226,936,542	$0	$514,233,575

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. During the six months ended March 31, 2025, Global Water received approximately $144,000 from Finland for EU reclaims and interest thereon. Such amount is included in other income on the Statement of Operations. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
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Global Water Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, each Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, each Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the respective Fund's change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in the respective Fund's net realized gain (loss) on investments.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Each Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds’ President acts as each Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds’ financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment advisory fee is computed at the following annual rates of each respective Fund's average daily net assets and is payable monthly:
Global Energy Solutions0.75%
Global Water
Up to and including $250 Million0.75%
Over $250 Million0.70%
21

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Global Energy Solutions Fund
Global Water Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2025, the investment advisory fee for Global Energy Solutions and Global Water amounted to $523,964 and $1,981,960, respectively, or 0.75% and 0.72% (annualized), respectively, of each Fund’s average daily net assets.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $179 and $150 for Global Energy Solutions and Global Water, respectively, relating to each Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99% and 0.99% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreements with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $168,304 and $135,775 for Global Energy Solutions and Global Water, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $83,834 and $329,080 for Global Energy Solutions and Global Water, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2025 amounted to $94,250 and $302,459, respectively, for Class A shares and $29,703 and $80,732, respectively, for Class C shares.
The Funds were informed that EVD received $3,311 and $7,776 for Global Energy Solutions and Global Water, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025 in the amount of $5,828 for Global Water and none for Global Energy Solutions.
For the six months ended March 31, 2025, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Global Energy Solutions	Global Water
Class A	$—(1)	$1,042
Class C	130	101

(1)	Amount is less than $100.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses for Global Energy Solutions and Global Water incurred to EVM amounted to $17,234 and $28,692, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Director of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Directors. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Funds who are employees of CRM or its affiliates are paid by CRM.
22

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Global Energy Solutions	Global Water
Purchases	$26,936,139	$70,175,676
Sales	40,286,531	110,647,838
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, Global Energy Solutions, for federal income tax purposes, had deferred capital losses of $4,712,929 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $4,712,929 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Funds at March 31, 2025, as determined on a federal income tax basis, were as follows:
	Global Energy Solutions	Global Water
Aggregate cost	$173,465,425	$403,168,190
Gross unrealized appreciation	$8,739,380	$145,728,779
Gross unrealized depreciation	(54,362,600)	(34,663,394)
Net unrealized appreciation (depreciation)	$(45,623,220)	$111,065,385
5  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
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Global Energy Solutions Fund
Global Water Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

At March 31, 2025, the total value of securities on loan and the total value of collateral received were as follows:
	Global Energy Solutions	Global Water
Securities on Loan	$8,773,611	$19,090,021
Collateral Received:
Cash	3,461,524	3,374,669
U.S. government and/or agencies securities	6,047,044	17,065,722
Total Collateral Received	$9,508,568	$20,440,391
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
Global Energy Solutions	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,461,524	$ —	$ —	$ —	$3,461,524

Global Water	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,374,669	$ —	$ —	$ —	$3,374,669
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2025 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
The Funds had no borrowings outstanding pursuant to their line of credit at March 31, 2025. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
7  Affiliated Investments
At March 31, 2025, the value of each Fund’s investment in funds that may be deemed to be affiliated was $163,394 for Global Energy Solutions, which represents 0.1% of its net assets, and $521,595 for Global Water, which represents 0.1% of its net assets. Transactions in such investments by the Funds for the six months ended March 31, 2025 were as follows:
24

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Global Energy Solutions
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$100,183	$15,277,196	$(15,213,985)	$ —	$ —	$163,394	$4,845	163,394
Global Water
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$16,781,838	$(16,260,243)	$ —	$ —	$521,595	$5,188	521,595
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Funds). The authorized shares of each Fund consists of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
Global Energy Solutions
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	199,155	$2,140,982	504,551	$5,434,854
Reinvestment of distributions	60,603	630,269	63,954	718,201
Shares redeemed	(775,768)	(8,333,069)	(1,538,290)	(16,749,907)
Net decrease	(516,010)	$(5,561,818)	(969,785)	$(10,596,852)
Class C
Shares sold	20,824	$211,626	30,064	$300,452
Reinvestment of distributions	368	3,579	542	5,679
Shares redeemed	(117,974)	(1,182,296)	(233,233)	(2,342,083)
Net decrease	(96,782)	$(967,091)	(202,627)	$(2,035,952)
Class I
Shares sold	663,272	$7,371,175	1,125,404	$12,285,682
Reinvestment of distributions	61,260	647,518	67,002	765,167
Shares redeemed	(1,206,847)	(13,279,382)	(2,043,493)	(22,435,274)
Net decrease	(482,315)	$(5,260,689)	(851,087)	$(9,384,425)
25

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Global Water
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	260,678	$7,450,271	549,629	$15,552,319
Reinvestment of distributions	671,343	17,904,723	196,253	5,449,947
Shares redeemed	(754,680)	(21,242,738)	(1,141,293)	(31,951,624)
Net increase (decrease)	177,341	$4,112,256	(395,411)	$(10,949,358)
Class C
Shares sold	16,161	$417,544	36,295	$914,810
Reinvestment of distributions	51,411	1,251,357	15,065	384,297
Shares redeemed	(101,900)	(2,672,257)	(275,248)	(7,040,128)
Net decrease	(34,328)	$(1,003,356)	(223,888)	$(5,741,021)
Class I
Shares sold	611,714	$17,475,083	1,214,915	$33,896,494
Reinvestment of distributions	841,618	22,605,850	283,879	7,934,434
Shares redeemed	(1,292,747)	(36,615,600)	(2,743,268)	(78,761,658)
Net increase (decrease)	160,585	$3,465,333	(1,244,474)	$(36,930,730)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Funds may have difficulties enforcing their legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Concentration Risk
Global Energy Solutions concentrates its investments in the sustainable energy solutions industry. This industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
26

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Global Water concentrates its investments in the water industry. This industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
27

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CGAEX-NCSR 3.31.25

Calvert
Green Bond Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Green Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Green Bond Fund
March 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.2%

Security	Principal Amount (000's omitted)	Value
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	$5,900	$ 5,958,306
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	1,342	1,048,043
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,167	934,478
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	2,823	2,355,331
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	3,525	2,426,476
Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,215	975,222
Luminace ABS Issuer LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	2,511	2,423,592
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	412	297,377
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	380	349,629
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	1,105	904,364
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	544	508,001
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	2,078	1,848,031
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,658	1,472,465
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	823	727,817
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	945	822,834
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,172	950,770
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	693	551,290
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	494	429,404
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	1,629	1,337,673
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	1,611	1,422,879
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	246	236,649
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	30	28,141
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	941	773,410
Series 2021-B, Class B, 2.01%, 7/20/48(1)	2,919	2,235,410
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	5,372	4,800,815
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,235	1,759,620
Series 2021-A, Class B, 3.15%, 2/20/48(1)	3,803	2,116,672
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,274	1,045,151
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	5,982	4,072,195
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,424	935,846
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,112	1,976,690
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	6,894	5,997,940
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	3,944	3,719,978
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	4,462	3,907,649
Security	Principal Amount (000's omitted)	Value
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	$1,569	$ 1,461,118
Tesla Auto Lease Trust:
Series 2023-A, Class A3, 5.89%, 6/22/26(1)	143	143,707
Series 2023-A, Class A4, 5.94%, 7/20/27(1)	850	853,029
Series 2023-B, Class A3, 6.13%, 9/21/26(1)	8,953	8,989,226
Series 2023-B, Class A4, 6.22%, 3/22/27(1)	1,350	1,363,186
Series 2024-B, Class A3, 4.82%, 10/20/27(1)	2,410	2,420,769
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,268	1,196,923
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	4,273	3,786,379
Total Asset-Backed Securities (identified cost $94,011,030)		$81,564,485

Commercial Mortgage-Backed Securities — 7.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,752,843
Series KG08, Class A2, 4.134%, 5/25/33(2)	19,100	18,546,232
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(2)	4,657	4,515,928
Series 2018-M4, Class A2, 3.057%, 3/25/28(2)	9,301	9,004,487
Series 2018-M13, Class A2, 3.744%, 9/25/30(2)	5,168	5,018,590
Series 2019-M1, Class A2, 3.544%, 9/25/28(2)	4,813	4,707,229
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,323	5,896,551
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	7,243,092
Total Commercial Mortgage-Backed Securities (identified cost $60,608,810)		$58,684,952

Corporate Bonds — 48.6%

Security	Principal Amount* (000’s omitted)		Value
Communications — 3.1%
Comcast Corp., 4.65%, 2/15/33		6,000	$ 5,883,262
Verizon Communications, Inc.:
1.50%, 9/18/30(3)		11,734	9,956,715
5.50%, 2/23/54		5,000	4,863,519
Virgin Media O2 Vendor Financing Notes V DAC, 7.875%, 3/15/32(1)	GBP	3,300	4,158,605
			$ 24,862,101
Consumer, Cyclical — 3.7%
Ford Motor Co., 3.25%, 2/12/32		14,671	$ 12,097,317

1
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Cyclical (continued)
General Motors Co., 5.40%, 10/15/29		9,989	$ 10,048,715
Hyundai Capital America, 5.80%, 6/26/25(1)		7,680	7,696,180
			$ 29,842,212
Consumer, Non-cyclical — 0.9%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$ 2,830,731
Conservation Fund, 3.474%, 12/15/29		2,345	2,202,804
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,180,550
PepsiCo, Inc., 2.875%, 10/15/49		1,065	703,155
			$6,917,240
Energy — 0.7%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		218	$207,296
6.45%, 3/5/34(1)		855	864,497
6.95%, 3/5/54(1)		1,500	1,463,334
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,940	2,735,890
			$5,271,017
Financial — 17.4%
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/32		6,900	$5,627,049
4.75%, 4/15/35		3,332	3,175,364
AXA SA, 1.375% to 4/7/31, 10/7/41(4)(5)	EUR	5,545	5,198,038
Banco Santander SA, 0.625% to 6/24/28, 6/24/29(4)(5)	EUR	4,500	4,511,118
BNP Paribas SA:
0.375% to 10/14/26, 10/14/27(4)(5)	EUR	7,500	7,821,262
1.675% to 6/30/26, 6/30/27(1)(4)		1,355	1,307,903
CaixaBank SA, 1.25% to 3/18/26, 6/18/31(4)(5)	EUR	6,300	6,693,128
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		1,970	1,932,127
Commonwealth Bank of Australia, 4.266% to 6/4/29, 6/4/34(4)	EUR	900	993,095
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(4)		7,021	6,804,326
Digital Dutch Finco BV, 1.50%, 3/15/30(5)	EUR	6,300	6,200,108
Equinix, Inc., 1.00%, 9/15/25		10,628	10,464,504
Fifth Third Bancorp, 1.707% to 11/1/26, 11/1/27(4)		1,500	1,430,864
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)		8,492	8,398,980
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		2,824	2,741,069
3.75%, 9/15/30(1)		1,783	1,586,458
ING Groep NV:
0.875% to 3/9/27, 6/9/32(4)(5)	EUR	5,400	5,559,061
1.40% to 7/1/25, 7/1/26(1)(4)		6,832	6,776,916
4.625%, 1/6/26(1)		4,025	4,030,719
Intesa Sanpaolo SpA, 6.50% to 3/14/28, 3/14/29(4)(5)	GBP	3,000	3,996,289
JPMorgan Chase & Co., 6.07% to 10/22/26, 10/22/27(4)		8,300	8,497,511
Kimco Realty OP LLC, 2.70%, 10/1/30		3,000	2,707,313
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)(3)		2,720	2,695,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25% to 11/26/30, 5/26/41(4)(5)	EUR	3,200	2,992,185
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
PNC Financial Services Group, Inc., 4.758% to 1/26/26, 1/26/27(4)		920	$ 920,465
Prologis Euro Finance LLC, 0.375%, 2/6/28	EUR	6,700	6,773,230
Prologis LP, 1.25%, 10/15/30		1,477	1,238,155
Prudential Financial, Inc., 1.50%, 3/10/26		8,131	7,918,878
REC Ltd., 5.625%, 4/11/28(1)		3,841	3,915,346
Royal Bank of Canada, 1.15%, 7/14/26		2,000	1,923,536
Toronto-Dominion Bank, 5.264%, 12/11/26		2,775	2,813,139
Welltower OP LLC, 2.70%, 2/15/27		1,280	1,240,089
			$138,883,917
Government - Multinational — 6.8%
Asian Development Bank:
1.75%, 8/14/26		2,665	$2,585,593
2.375%, 8/10/27		4,000	3,860,247
3.125%, 9/26/28		800	778,790
European Investment Bank:
0.75%, 9/23/30		4,000	3,361,746
1.625%, 5/13/31		3,960	3,438,124
2.375%, 5/24/27		9,028	8,734,531
2.875%, 6/13/25(1)		8,202	8,176,646
International Bank for Reconstruction & Development:
3.125%, 11/20/25		4,150	4,120,193
4.125%, 3/20/30(3)		11,880	11,912,260
6.875%, 2/9/29	MXN	70,000	3,251,479
International Finance Corp., 2.125%, 4/7/26		3,987	3,909,696
			$54,129,305
Industrial — 2.4%
Jabil, Inc., 4.25%, 5/15/27		5,150	$5,114,977
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		4,650	4,009,244
Owens Corning, 3.95%, 8/15/29		1,382	1,338,200
Smurfit Kappa Treasury ULC:
5.438%, 4/3/34(1)		900	906,014
5.777%, 4/3/54(1)		3,285	3,241,812
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,175,632
2.25%, 1/30/31(3)		1,821	1,592,894
			$19,378,773
Technology — 2.8%
Apple, Inc., 3.00%, 6/20/27		14,550	$14,219,032
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/31		6,100	5,285,786
3.40%, 5/1/30		2,861	2,664,785
			$22,169,603

2
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Utilities — 10.8%
AES Corp., 2.45%, 1/15/31(3)		10,877	$ 9,302,478
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		2,313	1,984,160
Constellation Energy Generation LLC, 5.75%, 3/15/54		4,450	4,286,294
EDP Servicios Financieros Espana SA, 3.50%, 7/16/30(5)	EUR	800	871,675
Enel Finance International NV:
1.625%, 7/12/26(1)		2,224	2,141,898
4.625%, 6/15/27(1)		6,500	6,495,994
5.00%, 6/15/32(1)		2,692	2,652,203
Engie SA, 4.75% to 3/14/30(4)(5)(6)	EUR	2,100	2,319,749
Eurogrid GmbH, 3.279%, 9/5/31(5)	EUR	700	747,209
Iberdrola International BV, Series NC9, 1.825% to 8/9/29(4)(5)(6)	EUR	2,400	2,354,908
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		11,594	9,978,399
MidAmerican Energy Co.:
3.15%, 4/15/50		1,600	1,074,828
3.65%, 8/1/48		4,490	3,360,951
4.25%, 7/15/49		4,190	3,417,700
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28		16,515	15,241,217
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		982	849,393
Northern States Power Co., 2.60%, 6/1/51		3,798	2,271,287
NSTAR Electric Co., 3.25%, 5/15/29		4,000	3,798,819
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		2,075	1,932,681
Public Service Co. of Colorado:
3.20%, 3/1/50		5,000	3,354,723
4.10%, 6/15/48		1,000	778,770
TenneT Holding BV, 4.625% to 3/21/29(4)(5)(6)	EUR	2,140	2,348,804
Tucson Electric Power Co., 1.50%, 8/1/30		3,300	2,779,640
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)(3)		2,015	1,962,092
			$86,305,872
Total Corporate Bonds (identified cost $411,431,068)			$387,760,040

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53(7)	$992	$ 981,712
Total High Social Impact Investments (identified cost $991,628)		$ 981,712

Preferred Stocks — 1.0%

Security	Shares	Value
Electric Utilities — 0.6%
Brookfield BRP Holdings Canada, Inc., 4.625%	315,384	$ 4,626,683
		$ 4,626,683
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	92,000	$ 1,141,720
Series A2, 6.375%	169,100	2,336,962
		$ 3,478,682
Total Preferred Stocks (identified cost $14,459,994)		$ 8,105,365

Sovereign Government Bonds — 8.9%

Security	Principal Amount (000’s omitted)	Value
Canada — 1.4%
Export Development Canada, 4.75%, 6/5/34	$11,000	$ 11,357,512
		$ 11,357,512
Chile — 0.2%
Chile Government International Bonds, 2.55%, 1/27/32	$1,500	$ 1,296,885
		$ 1,296,885
Finland — 0.6%
Kuntarahoitus OYJ, 3.625%, 10/9/29(1)	$4,500	$ 4,418,394
		$ 4,418,394
Germany — 3.4%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$5,023	$4,806,272
4.375%, 2/28/34	22,413	22,575,712
		$27,381,984
Netherlands — 2.6%
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)	$12,100	$10,339,547
2.375%, 3/24/26(1)	10,866	10,679,846
		$21,019,393
South Korea — 0.2%
Export-Import Bank of Korea, 5.125%, 1/11/33	$1,429	$1,465,128
		$1,465,128

3
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Sweden — 0.5%
Kommuninvest I Sverige AB, 4.625%, 9/29/28(1)	$4,000	$ 4,090,082
		$ 4,090,082
Total Sovereign Government Bonds (identified cost $71,114,881)		$ 71,029,378

Taxable Municipal Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,474,003
		$ 6,474,003
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,465,966
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(8)	105	105,217
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	552,309
Green Bonds, 2.184%, 9/1/31	500	436,540
Green Bonds, 2.264%, 9/1/32	445	380,773
Green Bonds, 2.344%, 9/1/33	1,445	1,213,728
		$4,154,533
Total Taxable Municipal Obligations (identified cost $13,381,096)		$10,628,536

U.S. Government Agencies and Instrumentalities — 0.8%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$2,702	$ 2,549,508
2.36%, 10/15/29	1,750	1,673,222
3.52%, 9/20/32	2,035	1,970,061
Total U.S. Government Agencies and Instrumentalities (identified cost $6,487,167)		$ 6,192,791

U.S. Government Agency Mortgage-Backed Securities — 12.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2054	$29,354	$ 28,791,056
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
5.50%, with various maturities to 2054	$35,547	$ 35,599,272
6.00%, with various maturities to 2053	13,059	13,299,141
Federal National Mortgage Association:
2.68%, 7/1/26	1,861	1,826,420
5.00%, 7/1/53	6,952	6,834,019
5.50%, with various maturities to 2055	13,097	13,107,867
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $98,907,690)		$ 99,457,775

Short-Term Investments — 10.5%
Affiliated Fund — 8.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(9)	67,469,490	$ 67,469,490
Total Affiliated Fund (identified cost $67,469,490)		$ 67,469,490
Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(10)	15,917,620	$ 15,917,620
Total Securities Lending Collateral (identified cost $15,917,620)		$ 15,917,620
Total Short-Term Investments (identified cost $83,387,110)		$ 83,387,110
Total Investments — 101.3% (identified cost $854,780,474)		$807,792,144
Other Assets, Less Liabilities — (1.3)%		$(10,055,152)
Net Assets — 100.0%		$797,736,992

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $206,796,857 or 25.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2025.
(3)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $20,303,640.

4
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $51,613,534 or 6.5% of the Fund's net assets.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Restricted security. Total market value of restricted securities amounts to $981,712, which represents 0.1% of the net assets of the Fund as of March 31, 2025.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(9)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2025.
(10)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	69.9%
Netherlands	6.5
Luxembourg	3.9
Germany	3.9
Other (less than 3.0% each)	15.8
Total	100.0%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	109,238	CAD	156,951	BNP Paribas	4/10/25	$125	$ —
USD	47,981,976	EUR	46,637,419	BNP Paribas	4/10/25	—	(2,468,217)
USD	7,532,441	GBP	6,191,089	JPMorgan Chase Bank, N.A.	4/10/25	—	(464,734)
USD	179,951	SEK	2,007,289	UBS AG	4/10/25	—	(19,840)
						$125	$(2,952,791)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	566	Long	6/30/25	$117,259,282	$538,461
U.S. 5-Year Treasury Note	399	Long	6/30/25	43,154,344	218,051
U.S. 10-Year Treasury Note	445	Long	6/18/25	49,492,344	630,377
U.S. Long Treasury Bond	174	Long	6/18/25	20,406,938	383,663
U.S. Ultra-Long Treasury Bond	357	Long	6/18/25	43,643,250	13,894
U.S. Ultra 10-Year Treasury Note	(291)	Short	6/18/25	(33,210,375)	(427,427)
					$1,357,019
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53	10/18/23	$991,628

5
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
SEK	– Swedish Krona
USD	– United States Dollar
6
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $787,310,984) - including $20,303,640 of securities on loan	$740,322,654
Investments in securities of affiliated issuers, at value (identified cost $67,469,490)	67,469,490
Receivable for variation margin on open futures contracts	141,588
Receivable for open forward foreign currency exchange contracts	125
Cash	32,394
Cash denominated in foreign currency, at value (cost $1,192)	1,185
Deposits for derivatives collateral:
Futures contracts	4,044,313
Forward foreign currency exchange contracts	3,010,000
Receivable for capital shares sold	1,159,365
Interest receivable	4,894,398
Dividends receivable - affiliated	227,642
Securities lending income receivable	1,910
Receivable from affiliate	3,180
Directors' deferred compensation plan	104,511
Total assets	$821,412,755
Liabilities
Payable for open forward foreign currency exchange contracts	$2,952,791
Payable for investments purchased	2,995,502
Payable for capital shares redeemed	1,177,422
Distributions payable	92,419
Deposits for securities loaned	15,917,620
Payable to affiliates:
Investment advisory fee	159,697
Administrative fee	80,538
Distribution and service fees	14,912
Sub-transfer agency fee	2,592
Directors' deferred compensation plan	104,511
Accrued expenses	177,759
Total liabilities	$23,675,763
Net Assets	$797,736,992
Sources of Net Assets
Paid-in capital	$912,718,323
Accumulated loss	(114,981,331)
Net Assets	$797,736,992
Class A Shares
Net Assets	$70,883,969
Shares Outstanding	5,033,375
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.08
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$14.55
7
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class I Shares
Net Assets	$674,097,691
Shares Outstanding	47,798,634
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.10
Class R6 Shares
Net Assets	$52,755,332
Shares Outstanding	3,738,626
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.11
On sales of $100,000 or more, the offering price of Class A shares is reduced.
8
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $26,833)	$356,376
Dividend income - affiliated issuers	795,172
Interest income	14,867,448
Securities lending income, net	11,764
Total investment income	$16,030,760
Expenses
Investment advisory fee	$983,806
Administrative fee	472,227
Distribution and service fees:
Class A	87,067
Directors' fees and expenses	21,189
Custodian fees	13,722
Transfer agency fees and expenses	300,382
Accounting fees	90,446
Professional fees	46,912
Registration fees	32,500
Reports to shareholders	39,904
Miscellaneous	15,737
Total expenses	$2,103,892
Waiver and/or reimbursement of expenses by affiliates	$(159,312)
Net expenses	$1,944,580
Net investment income	$14,086,180
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(967,070)
Futures contracts	(7,369,839)
Foreign currency transactions	(22,698)
Forward foreign currency exchange contracts	4,086,778
Net realized loss	$(4,272,829)
Change in unrealized appreciation (depreciation):
Investment securities	$(12,317,892)
Futures contracts	1,121,455
Foreign currency	18,143
Forward foreign currency exchange contracts	(2,202,654)
Net change in unrealized appreciation (depreciation)	$(13,380,948)
Net realized and unrealized loss	$(17,653,777)
Net decrease in net assets from operations	$(3,567,597)
9
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$14,086,180	$25,193,422
Net realized loss	(4,272,829)	(11,034,926)
Net change in unrealized appreciation (depreciation)	(13,380,948)	67,951,272
Net increase (decrease) in net assets from operations	$(3,567,597)	$82,109,768
Distributions to shareholders:
Class A	$(1,166,620)	$(2,332,014)
Class I	(11,957,608)	(23,466,371)
Class R6	(958,375)	(1,768,376)
Total distributions to shareholders	$(14,082,603)	$(27,566,761)
Capital share transactions:
Class A	$867,417	$1,970,291
Class I	10,180,189	14,888,386
Class R6	(381,247)	9,954,076
Net increase in net assets from capital share transactions	$10,666,359	$26,812,753
Net increase (decrease) in net assets	$(6,983,841)	$81,355,760
Net Assets
At beginning of period	$804,720,833	$723,365,073
At end of period	$797,736,992	$804,720,833
10
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.39	$13.38	$13.51	$16.15	$16.36	$15.87
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.44	$0.32	$0.22	$0.21	$0.28
Net realized and unrealized gain (loss)	(0.31)	1.05	(0.11)	(2.57)	(0.18)	0.55
Total income (loss) from operations	$(0.08)	$1.49	$0.21	$(2.35)	$0.03	$0.83
Less Distributions
From net investment income	$(0.23)	$(0.48)	$(0.33)	$(0.24)	$(0.24)	$(0.32)
From net realized gain	—	—	(0.01)	(0.05)	—	(0.02)
Total distributions	$(0.23)	$(0.48)	$(0.34)	$(0.29)	$(0.24)	$(0.34)
Net asset value — End of period	$14.08	$14.39	$13.38	$13.51	$16.15	$16.36
Total Return(2)	(0.51)%(3)	11.33%	1.49%	(14.67)%	0.17%	5.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,884	$71,564	$64,700	$71,019	$89,164	$77,991
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.77%(5)	0.78%	0.78%	0.77%	0.76%	0.79%
Net expenses	0.73%(5)(6)	0.73%(6)	0.73%(6)	0.73%(6)	0.73%	0.73%
Net investment income	3.35%(5)	3.14%	2.34%	1.49%	1.28%	1.77%
Portfolio Turnover	10%(3)	26%	32%	19%	23%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2025 and the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.41	$13.39	$13.53	$16.17	$16.38	$15.89
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.47	$0.36	$0.26	$0.25	$0.32
Net realized and unrealized gain (loss)	(0.31)	1.07	(0.12)	(2.57)	(0.18)	0.55
Total income (loss) from operations	$(0.06)	$1.54	$0.24	$(2.31)	$0.07	$0.87
Less Distributions
From net investment income	$(0.25)	$(0.52)	$(0.37)	$(0.28)	$(0.28)	$(0.36)
From net realized gain	—	—	(0.01)	(0.05)	—	(0.02)
Total distributions	$(0.25)	$(0.52)	$(0.38)	$(0.33)	$(0.28)	$(0.38)
Net asset value — End of period	$14.10	$14.41	$13.39	$13.53	$16.17	$16.38
Total Return(2)	(0.38)%(3)	11.68%	1.67%	(14.44)%	0.42%	5.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$674,098	$678,859	$617,734	$661,646	$863,670	$532,149
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.52%(5)	0.53%	0.53%	0.52%	0.51%	0.54%
Net expenses	0.48%(5)(6)	0.48%(6)	0.48%(6)	0.48%(6)	0.48%	0.48%
Net investment income	3.60%(5)	3.39%	2.59%	1.73%	1.52%	2.00%
Portfolio Turnover	10%(3)	26%	32%	19%	23%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2025 and the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.42	$13.40	$13.54	$16.18	$16.39	$15.90
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.48	$0.36	$0.29	$0.26	$0.32
Net realized and unrealized gain (loss)	(0.31)	1.06	(0.12)	(2.59)	(0.18)	0.55
Total income (loss) from operations	$(0.05)	$1.54	$0.24	$(2.30)	$0.08	$0.87
Less Distributions
From net investment income	$(0.26)	$(0.52)	$(0.37)	$(0.29)	$(0.29)	$(0.36)
From net realized gain	—	—	(0.01)	(0.05)	—	(0.02)
Total distributions	$(0.26)	$(0.52)	$(0.38)	$(0.34)	$(0.29)	$(0.38)
Net asset value — End of period	$14.11	$14.42	$13.40	$13.54	$16.18	$16.39
Total Return(2)	(0.36)%(3)	11.73%	1.72%	(14.39)%	0.47%	5.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,755	$54,298	$40,931	$38,160	$9,277	$3,208
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.45%(5)	0.48%	0.48%	0.47%	0.46%	0.49%
Net expenses	0.43%(5)(6)	0.43%(6)	0.43%(6)	0.43%(6)	0.43%	0.43%
Net investment income	3.65%(5)	3.45%	2.65%	1.96%	1.56%	1.99%
Portfolio Turnover	10%(3)	26%	32%	19%	23%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2025 and the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Green Bond Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds. The Fund invests primarily in “green” investments which include those issued by companies that develop or provide products or services that seek to provide environmental solutions and/or that support environmental projects, among others.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
14

Calvert
Green Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$81,564,485	$ —	$81,564,485
Commercial Mortgage-Backed Securities	—	58,684,952	—	58,684,952
Corporate Bonds	—	387,760,040	—	387,760,040
High Social Impact Investments	—	981,712	—	981,712
Preferred Stocks	8,105,365	—	—	8,105,365
Sovereign Government Bonds	—	71,029,378	—	71,029,378
Taxable Municipal Obligations	—	10,628,536	—	10,628,536
U.S. Government Agencies and Instrumentalities	—	6,192,791	—	6,192,791
U.S. Government Agency Mortgage-Backed Securities	—	99,457,775	—	99,457,775
Short-Term Investments:
Affiliated Fund	67,469,490	—	—	67,469,490
Securities Lending Collateral	15,917,620	—	—	15,917,620
Total Investments	$91,492,475	$716,299,669	$ —	$807,792,144
Forward Foreign Currency Exchange Contracts	$ —	$125	$ —	$125
Futures Contracts	1,784,446	—	—	1,784,446
Total	$93,276,921	$716,299,794	$ —	$809,576,715
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(2,952,791)	$ —	$(2,952,791)
Futures Contracts	(427,427)	—	—	(427,427)
Total	$(427,427)	$(2,952,791)	$ —	$(3,380,218)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
15

Calvert
Green Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
H  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
I  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
M  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $983,806.
16

Calvert
Green Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $26,230 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.73%, 0.48% and 0.43% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $133,082.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $472,227.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $87,067 for Class A shares.
The Fund was informed that EVD received $2,022 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2025.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $5,344 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $58,341,827 and $97,129,110, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $12,061,402 and $27,998,830, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $64,388,903 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $2,419,871 are short-term and $61,969,032 are long-term.
17

Calvert
Green Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$854,541,011
Gross unrealized appreciation	$5,623,900
Gross unrealized depreciation	(53,968,414)
Net unrealized depreciation	$(48,344,514)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2025 is included in the Schedule of Investments. At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the six months ended March 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $2,952,791. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $3,010,000 at March 31, 2025.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparties. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
18

Calvert
Green Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$125	$(2,952,791)
Interest rate	Futures contracts	Accumulated loss	1,784,446(1)	(427,427)(1)
Total			$1,784,571	$(3,380,218)
Derivatives not subject to master netting agreement			$1,784,446	$(427,427)
Total Derivatives subject to master netting agreement			$125	$(2,952,791)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$125	$(125)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
BNP Paribas	$(2,468,217)	$125	$ —	$2,468,092	$ —
JPMorgan Chase Bank, N.A.	(464,734)	—	—	464,734	—
UBS AG	(19,840)	—	—	—	(19,840)
	$(2,952,791)	$125	$ —	$2,932,826	$(19,840)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
19

Calvert
Green Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2025 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$4,086,778	$ —	$4,086,778
Futures contracts	—	(7,369,839)	(7,369,839)
Total	$4,086,778	$(7,369,839)	$(3,283,061)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$(2,202,654)	$ —	$(2,202,654)
Futures contracts	—	1,121,455	1,121,455
Total	$(2,202,654)	$1,121,455	$(1,081,199)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$297,826,000	$44,169,000	$55,591,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan, including accrued interest, was $20,353,800 and the total value of collateral received was $20,741,603, comprised of cash of $15,917,620 and U.S. government and/or agencies securities of $4,823,983.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$15,917,620	$ —	$ —	$ —	$15,917,620
20

Calvert
Green Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
8  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $67,469,490, which represents 8.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$13,512,011	$171,349,893	$(117,392,414)	$ —	$ —	$67,469,490	$795,172	67,469,490
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	499,949	$7,018,713	938,947	$13,062,230
Reinvestment of distributions	80,150	1,125,059	162,177	2,255,426
Shares redeemed	(518,501)	(7,276,355)	(966,632)	(13,347,365)
Net increase	61,598	$867,417	134,492	$1,970,291
Class I
Shares sold	7,482,218	$105,354,262	13,586,862	$189,054,856
Reinvestment of distributions	831,362	11,686,159	1,663,198	23,157,673
Shares redeemed	(7,610,834)	(106,860,232)	(14,280,235)	(197,324,143)
Net increase	702,746	$10,180,189	969,825	$14,888,386
21

Calvert
Green Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares sold	465,393	$6,548,771	1,112,657	$15,515,903
Reinvestment of distributions	51,784	728,418	98,935	1,379,242
Shares redeemed	(543,281)	(7,658,436)	(501,089)	(6,941,069)
Net increase (decrease)	(26,104)	$(381,247)	710,503	$9,954,076
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
22

CGAFX-NCSR 3.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 27, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 27, 2025